Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,176,000
Previously Paid Amount	0.00
Total Fee Amount	945.55
Total Offset Amount	0.00
Net Fee	945.55
Narrative - Max Aggregate Offering Price	$ 6,176,000
Final Prospectus	true